UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

November 30

Date of Fiscal Year End

May 31, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric Currency Fund

Semiannual Report

May 31, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator.

The SEC and CFTC have not yet adopted final rules harmonizing certain disclosure, reporting and recordkeeping requirements that will apply to funds designated as commodity pools. Therefore, additional information that may be required to be disclosed under these rules, additional regulatory requirements that may be imposed and additional expenses that may be incurred by the funds cannot be currently determined.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report May 31, 2013

Parametric Currency Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	20

Officers and Trustees	23

Important Notices	24

Parametric Currency Fund

May 31, 2013

Performance1,2

Portfolio Managers David Stein, Ph.D. and Thomas Seto, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Inception Date	Six Months	One Year	Since Inception
Investor Class at NAV	12/30/2011	–3.07%	2.54%	0.77%
Institutional Class at NAV	12/30/2011	–2.94	2.76	1.00
Barclays Global Ex-USD Benchmark Currency (Trade-Weighted) Index	12/30/2011	–1.57%	2.72%	0.85%

% Total Annual Operating Expense Ratios[3]			Investor Class	Institutional Class
Gross			7.80%	7.55%
Net			0.90	0.65

Fund Profile

Foreign Currency Exposure (% of net assets)4

Australia	3.3%	New Zealand	3.3%
Brazil	3.2	Norway	3.4
Canada	3.4	Peru	3.3
Chile	3.3	Philippines	3.3
China	3.4	Poland	3.3
Colombia	3.3	Russia	3.3
Czech Republic	3.5	Singapore	3.4
Euro	3.4	South Africa	3.2
Hungary	3.4	South Korea	3.3
India	3.3	Sweden	3.4
Indonesia	3.4	Switzerland	3.4
Israel	3.4	Taiwan	3.4
Japan	3.5	Thailand	3.3
Malaysia	3.3	Turkey	3.3
Mexico	3.3	United Kingdom

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Parametric Currency Fund

May 31, 2013

Endnotes and Additional Disclosures

[1]

Barclays Global Ex-USD Benchmark Currency (Trade-Weighted) Index is an unmanaged index tracking the performance of 1-month FX positions in a basket of currencies versus the U.S. Dollar. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Returns are historical and are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 3/31/14. Without the reimbursement, performance would have been lower.

[4]	Currency exposures reflect currency derivative holdings.

Fund profile subject to change due to active management.

   Important Notice to Shareholders

Effective March 1, 2013, the name of the Fund was changed to Parametric Currency Fund. Class A and Class I shares of the Fund were renamed Investor Class and Institutional Class, respectively. The front-end sales charge payable upon purchase of Investor Class shares of the Fund was eliminated. The minimum initial purchase of Institutional Class shares of the Fund was changed to $50,000 (waived in certain circumstances).

3

Parametric Currency Fund

May 31, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 – May 31, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (12/1/12)	Ending Account Value (5/31/13)	Expenses Paid During Period* (12/1/12 – 5/31/13)		Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$969.30	$4.42	**	0.90%
Institutional Class	$1,000.00	$970.60	$3.19	**	0.65%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,020.40	$4.53	**	0.90%
Institutional Class	$1,000.00	$1,021.70	$3.28	**	0.65%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on November 30, 2012.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

4

Parametric Currency Fund

May 31, 2013

Portfolio of Investments (Unaudited)

Short-Term Investments — 102.1%

U.S. Treasury Obligations — 80.0%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 10/17/13	$200	$199,957
U.S. Treasury Bill, 0.00%, 11/14/13	250	249,923
U.S. Treasury Bill, 0.00%, 11/21/13	650	649,776
U.S. Treasury Bill, 0.00%, 12/12/13	700	699,748
U.S. Treasury Bill, 0.00%, 2/6/14	650	649,609
U.S. Treasury Bill, 0.00%, 5/1/14	650	649,251

Total U.S. Treasury Obligations (identified cost $3,098,003)		$3,098,264

Other — 22.1%
Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(1)	$854	$853,824

Total Other (identified cost $853,824)		$853,824

Total Short-Term Investments (identified cost $3,951,827)		$3,952,088

Other Assets, Less Liabilities — (2.1)%		$(79,956)

Net Assets — 100.0%		$3,872,132

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2013.

5	See Notes to Financial Statements.

Parametric Currency Fund

May 31, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	May 31, 2013
Unaffiliated investments, at value (identified cost, $3,098,003)	$3,098,264
Affiliated investment, at value (identified cost, $853,824)	853,824
Interest receivable from affiliated investment	198
Receivable for open forward foreign currency exchange contracts	8,310
Receivable from affiliates	9,240
Total assets	$3,969,836

Liabilities
Payable for Fund shares redeemed	$2,483
Payable for open forward foreign currency exchange contracts	76,332
Payable to affiliates:
Investment adviser and administration fee	1,646
Distribution and service fees	49
Trustees’ fees	104
Accrued expenses	17,090
Total liabilities	$97,704
Net Assets	$3,872,132

Sources of Net Assets
Paid-in capital	$3,971,091
Accumulated net realized gain	12,766
Accumulated distributions in excess of net investment income	(43,964)
Net unrealized depreciation	(67,761)
Total	$3,872,132

Investor Class Shares
Net Assets	$213,168
Shares Outstanding	21,639
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.85

Institutional Class Shares
Net Assets	$3,658,964
Shares Outstanding	370,564
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.87

6	See Notes to Financial Statements.

Parametric Currency Fund

May 31, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended May 31, 2013
Interest	$1,841
Interest allocated from affiliated investment	622
Expenses allocated from affiliated investment	(71)
Total investment income	$2,392

Expenses
Investment adviser and administration fee	$9,124
Distribution and service fees
Investor Class	312
Trustees’ fees and expenses	316
Custodian fee	15,296
Transfer and dividend disbursing agent fees	30
Legal and accounting services	15,423
Printing and postage	5,595
Registration fees	17,368
Miscellaneous	4,102
Total expenses	$67,566
Deduct —
Allocation of expenses to affiliates	$56,544
Total expense reductions	$56,544

Net expenses	$11,022

Net investment loss	$(8,630)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions allocated from affiliated investment	$13
Forward foreign currency exchange contract transactions	12,739
Net realized gain	$12,752
Change in unrealized appreciation (depreciation) —
Investments	$(121)
Forward foreign currency exchange contracts	(111,732)
Net change in unrealized appreciation (depreciation)	$(111,853)

Net realized and unrealized loss	$(99,101)

Net decrease in net assets from operations	$(107,731)

7	See Notes to Financial Statements.

Parametric Currency Fund

May 31, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended May 31, 2013 (Unaudited)	Period Ended November 30, 2012(1)
From operations —
Net investment loss	$(8,630)	$(10,852)
Net realized gain from investment and forward foreign currency exchange contract transactions	12,752	49,299
Net change in unrealized appreciation (depreciation) from investments and forward foreign currency exchange contracts	(111,853)	44,092
Net increase (decrease) in net assets from operations	$(107,731)	$82,539
Distributions to shareholders —
From net investment income
Investor Class	$(6,295)	$—
Institutional Class	(82,862)	—
Total distributions to shareholders	$(89,157)	$—
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$41,000	$249,150
Institutional Class	1,480,006	2,990,990
Net asset value of shares issued to shareholders in payment of distributions declared
Investor Class	6,025	—
Institutional Class	3,768	—
Cost of shares redeemed
Investor Class	(63,373)	(9,917)
Institutional Class	(606,461)	(104,707)
Net increase in net assets from Fund share transactions	$860,965	$3,125,516

Net increase in net assets	$664,077	$3,208,055

Net Assets
At beginning of period	$3,208,055	$—
At end of period	$3,872,132	$3,208,055

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(43,964)	$53,823

(1)	For the period from the start of business, December 30, 2011, to November 30, 2012.

8	See Notes to Financial Statements.

Parametric Currency Fund

May 31, 2013

Financial Highlights

	Investor Class
	Six Months Ended May 31, 2013 (Unaudited)		Period Ended November 30, 2012(1)
Net asset value — Beginning of period	$10.430		$10.000

Income (Loss) From Operations
Net investment loss(2)	$(0.038)		$(0.071)
Net realized and unrealized gain (loss)	(0.272)		0.501

Total income (loss) from operations	$(0.310)		$0.430

Less Distributions
From net investment income	$(0.270)		$—

Total distributions	$(0.270)		$—

Net asset value — End of period	$9.850		$10.430

Total Return(3)	(3.07	)%(4)	4.30	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$213		$243
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.90	%(6)	0.90	%(6)
Net investment loss	(0.75	)%(6)	(0.76	)%(6)
Portfolio Turnover	0%		0%

(1)	For the period from the start of business, December 30, 2011, to November 30, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 3.41% and 6.90% of average daily net assets for the six months ended May 31, 2013 and for the period from the start of business, December 30, 2011, to November 30, 2012, respectively). Absent this subsidy, total return would have been lower.

(6)	Annualized.

9	See Notes to Financial Statements.

Parametric Currency Fund

May 31, 2013

Financial Highlights — continued

	Institutional Class
	Six Months Ended May 31, 2013 (Unaudited)		Period Ended November 30, 2012(1)
Net asset value — Beginning of period	$10.450		$10.000

Income (Loss) From Operations
Net investment loss(2)	$(0.025)		$(0.048)
Net realized and unrealized gain (loss)	(0.272)		0.498

Total income (loss) from operations	$(0.297)		$0.450

Less Distributions
From net investment income	$(0.283)		$—

Total distributions	$(0.283)		$—

Net asset value — End of period	$9.870		$10.450

Total Return(3)	(2.94	)%(4)	4.50	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,659		$2,965
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.65	%(6)	0.65	%(6)
Net investment loss	(0.50	)%(6)	(0.51	)%(6)
Portfolio Turnover	0%		0%

(1)	For the period from the start of business, December 30, 2011, to November 30, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 3.41% and 6.90% of average daily net assets for the six months ended May 31, 2013 and for the period from the start of business, December 30, 2011, to November 30, 2012, respectively). Absent this subsidy, total return would have been lower.

(6)	Annualized.

10	See Notes to Financial Statements.

Parametric Currency Fund

May 31, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Currency Fund (formerly, Eaton Vance Parametric Structured Currency Fund) (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to protect against depreciation of the U.S. dollar relative to other currencies. The Fund expects to gain exposure to non-dollar currencies primarily through positions in monthly or other short-dated forward currency contracts or other derivative instruments backed by holdings of U.S. Treasury bills and other short-term U.S. Government obligations. The Fund offers two classes of shares. Investor Class (renamed from Class A effective March 1, 2013) and Institutional Class (renamed from Class I effective March 1, 2013) shares are sold at net asset value and are not subject to a sales charge. Prior to March 1, 2013, the date the sales charge was eliminated and the share class was renamed, Investor Class shares were generally sold subject to a sales charge of 2.25% imposed at time of purchase. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of May 31, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

11

Parametric Currency Fund

May 31, 2013

Notes to Financial Statements (Unaudited) — continued

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Interim Financial Statements — The interim financial statements relating to May 31, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.55% of the Fund’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its advisory and administration fee for sub-advisory services provided to the Fund. For the six months ended May 31, 2013, the investment adviser and administration fee amounted to $9,124 or 0.55% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.90% and 0.65% of the Fund’s average daily net assets for Investor Class and Institutional Class, respectively. This agreement may be changed or terminated after March 31, 2014. Pursuant to this agreement, EVM and Parametric were allocated $56,544 in total of the Fund’s operating expenses for the six months ended May 31, 2013.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended May 31, 2013, EVM earned $65 in sub-transfer agent fees. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended May 31, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

12

Parametric Currency Fund

May 31, 2013

Notes to Financial Statements (Unaudited) — continued

4  Distribution Plan

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended May 31, 2013 amounted to $312 for Investor Class shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

Prior to March 1, 2013, Investor Class shares may have been subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC was based upon the lower of the net asset value at date of redemption or date of purchase. No charge was levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC was levied on shares which had been sold to EVM or its affiliates or to their respective employees or clients and may have been waived under certain other limited conditions. For the six months ended May 31, 2013, the Fund was informed that EVD received no CDSCs paid by Investor Class shareholders.

6  Purchases and Sales of Investments

The Fund had no purchases and sales of long-term investments for the six months ended May 31, 2013.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Investor Class	Six Months Ended May 31, 2013 (Unaudited)	Period Ended November 30, 2012(1)

Sales	4,004	24,305
Issued to shareholders electing to receive payments of distributions in Fund shares	590	—
Redemptions	(6,287)	(973)

Net increase (decrease)	(1,693)	23,332

Institutional Class	Six Months Ended May 31, 2013 (Unaudited)	Period Ended November 30, 2012(1)

Sales	145,845	293,785
Issued to shareholders electing to receive payments of distributions in Fund shares	368	—
Redemptions	(59,240)	(10,194)

Net increase	86,973	283,591

(1)	For the period from the start of business, December 30, 2011, to November 30, 2012.

At May 31, 2013, an affiliate of EVM and pooled income funds (established and maintained by a public charity) managed by EVM owned 13.1% and 43.3% respectively, of the value of the outstanding shares of the Fund.

13

Parametric Currency Fund

May 31, 2013

Notes to Financial Statements (Unaudited) — continued

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,951,827

Gross unrealized appreciation	$399
Gross unrealized depreciation	(138)

Net unrealized appreciation	$261

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at May 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)

6/20/13	Australian Dollar 11,836	United States Dollar 11,569	State Street Bank and Trust Co.	$(255)
6/20/13	Australian Dollar 122,741	United States Dollar 120,593	State Street Bank and Trust Co.	(3,259)
6/20/13	Brazilian Real 21,310	United States Dollar 10,427	State Street Bank and Trust Co.	(510)
6/20/13	Brazilian Real 246,094	United States Dollar 120,682	State Street Bank and Trust Co.	(6,166)
6/20/13	British Pound Sterling 7,222	United States Dollar 10,994	State Street Bank and Trust Co.	(22)
6/20/13	British Pound Sterling 78,968	United States Dollar 120,797	State Street Bank and Trust Co.	(827)
6/20/13	Canadian Dollar 11,672	United States Dollar 11,357	State Street Bank and Trust Co.	(103)
6/20/13	Canadian Dollar 122,850	United States Dollar 120,786	State Street Bank and Trust Co.	(2,338)
6/20/13	Chilean Peso 863,443	United States Dollar 1,754	State Street Bank and Trust Co.	(35)
6/20/13	Chilean Peso 4,988,598	United States Dollar 10,250	State Street Bank and Trust Co.	(321)
6/20/13	Chilean Peso 58,249,604	United States Dollar 120,938	State Street Bank and Trust Co.	(5,003)
6/20/13	Colombian Peso 4,875,709	United States Dollar 2,565	State Street Bank and Trust Co.	(8)

14

Parametric Currency Fund

May 31, 2013

Notes to Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)

6/20/13	Colombian Peso 18,513,387	United States Dollar 10,021	State Street Bank and Trust Co.	$(309)
6/20/13	Colombian Peso 222,965,743	United States Dollar 120,996	State Street Bank and Trust Co.	(4,038)
6/20/13	Czech Koruna 2,430,734	United States Dollar 120,610	State Street Bank and Trust Co.	2,201
6/20/13	Czech Koruna 221,298	United States Dollar 10,888	State Street Bank and Trust Co.	293
6/20/13	Euro 93,531	United States Dollar 120,641	State Street Bank and Trust Co.	936
6/20/13	Euro 8,280	United States Dollar 10,657	State Street Bank and Trust Co.	106
6/20/13	Hungarian Forint 2,438,253	United States Dollar 10,765	State Street Bank and Trust Co.	(100)
6/20/13	Hungarian Forint 27,307,559	United States Dollar 120,583	State Street Bank and Trust Co.	(1,134)
6/20/13	Indian Rupee 601,320	United States Dollar 10,886	State Street Bank and Trust Co.	(293)
6/20/13	Indian Rupee 6,640,720	United States Dollar 121,464	State Street Bank and Trust Co.	(4,486)
6/20/13	Indonesian Rupiah 100,530,574	United States Dollar 10,269	State Street Bank and Trust Co.	(131)
6/20/13	Indonesian Rupiah 1,182,430,739	United States Dollar 120,866	State Street Bank and Trust Co.	(1,625)
6/20/13	Israeli Shekel 40,324	United States Dollar 10,968	State Street Bank and Trust Co.	(39)
6/20/13	Israeli Shekel 439,625	United States Dollar 120,738	State Street Bank and Trust Co.	(1,582)
6/20/13	Japanese Yen 12,325,439	United States Dollar 120,591	State Street Bank and Trust Co.	2,113
6/20/13	Japanese Yen 1,160,084	United States Dollar 11,323	State Street Bank and Trust Co.	225
6/20/13	Malaysian Ringgit 31,593	United States Dollar 10,468	State Street Bank and Trust Co.	(270)
6/20/13	Malaysian Ringgit 364,434	United States Dollar 120,914	State Street Bank and Trust Co.	(3,277)
6/20/13	Mexican Peso 25,316	United States Dollar 2,014	State Street Bank and Trust Co.	(36)
6/20/13	Mexican Peso 135,638	United States Dollar 10,971	State Street Bank and Trust Co.	(372)
6/20/13	Mexican Peso 1,482,567	United States Dollar 120,825	State Street Bank and Trust Co.	(4,980)
6/20/13	New Taiwan Dollar 3,632,611	United States Dollar 121,127	State Street Bank and Trust Co.	137
6/20/13	New Taiwan Dollar 294,561	United States Dollar 9,846	State Street Bank and Trust Co.	(13)

15

Parametric Currency Fund

May 31, 2013

Notes to Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)

6/20/13	New Turkish Lira 19,966	United States Dollar 10,788	State Street Bank and Trust Co.	$(150)
6/20/13	New Turkish Lira 221,636	United States Dollar 120,490	State Street Bank and Trust Co.	(2,395)
6/20/13	New Zealand Dollar 14,617	United States Dollar 11,903	State Street Bank and Trust Co.	(298)
6/20/13	New Zealand Dollar 147,679	United States Dollar 120,651	State Street Bank and Trust Co.	(3,398)
6/20/13	Norwegian Krone 63,214	United States Dollar 10,814	State Street Bank and Trust Co.	(49)
6/20/13	Norwegian Krone 702,867	United States Dollar 120,723	State Street Bank and Trust Co.	(1,027)
6/20/13	Peruvian New Sol 4,905	United States Dollar 1,829	State Street Bank and Trust Co.	(44)
6/20/13	Peruvian New Sol 28,501	United States Dollar 10,775	State Street Bank and Trust Co.	(406)
6/20/13	Peruvian New Sol 318,147	United States Dollar 120,698	State Street Bank and Trust Co.	(4,952)
6/20/13	Philippine Peso 419,339	United States Dollar 10,171	State Street Bank and Trust Co.	(267)
6/20/13	Philippine Peso 4,984,591	United States Dollar 120,912	State Street Bank and Trust Co.	(3,186)
6/20/13	Polish Zloty 33,827	United States Dollar 10,374	State Street Bank and Trust Co.	(101)
6/20/13	Polish Zloty 392,178	United States Dollar 120,518	State Street Bank and Trust Co.	(1,421)
6/20/13	Russian Ruble 326,779	United States Dollar 10,400	State Street Bank and Trust Co.	(194)
6/20/13	Russian Ruble 3,803,847	United States Dollar 120,804	State Street Bank and Trust Co.	(2,003)
6/20/13	Singapore Dollar 13,464	United States Dollar 10,723	State Street Bank and Trust Co.	(71)
6/20/13	Singapore Dollar 151,141	United States Dollar 120,888	State Street Bank and Trust Co.	(1,308)
6/20/13	South African Rand 21,578	United States Dollar 2,203	State Street Bank and Trust Co.	(63)
6/20/13	South African Rand 108,078	United States Dollar 11,361	State Street Bank and Trust Co.	(644)
6/20/13	South African Rand 1,127,104	United States Dollar 120,683	State Street Bank and Trust Co.	(8,923)
6/20/13	South Korean Won 11,493,178	United States Dollar 10,266	State Street Bank and Trust Co.	(110)
6/20/13	South Korean Won 134,778,662	United States Dollar 120,759	State Street Bank and Trust Co.	(1,661)
6/20/13	Swedish Krona 802,813	United States Dollar 120,681	State Street Bank and Trust Co.	483

16

Parametric Currency Fund

May 31, 2013

Notes to Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)

6/20/13	Swedish Krona 72,336	United States Dollar 10,859	State Street Bank and Trust Co.	$58
6/20/13	Swiss Franc 115,974	United States Dollar 120,601	State Street Bank and Trust Co.	698
6/20/13	Swiss Franc 11,125	United States Dollar 11,502	State Street Bank and Trust Co.	133
6/20/13	Thai Baht 309,263	United States Dollar 10,349	State Street Bank and Trust Co.	(143)
6/20/13	Thai Baht 3,604,917	United States Dollar 120,954	State Street Bank and Trust Co.	(1,986)
6/20/13	Yuan Renminbi 750,915	United States Dollar 120,979	State Street Bank and Trust Co.	876
6/20/13	Yuan Renminbi 60,442	United States Dollar 9,757	State Street Bank and Trust Co.	51

Total		$3,955,558		$(68,022)

At May 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. The Fund engages in forward foreign currency exchange contracts to seek return, or as a substitute for the purchase of securities or currencies.

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At May 31, 2013, the fair value of derivatives with credit-related contingent features in a net liability position was $76,332.

The non-exchange traded derivatives in which the Fund invests, including forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At May 31, 2013, the maximum amount of loss the Fund would incur due to counterparty risk was $8,310, representing the fair value of such derivatives in an asset position. To mitigate this risk, the Fund has entered into a master netting agreement with its derivative counterparty, which allows it and the counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Fund or the counterparty. At May 31, 2013, the maximum amount of loss the Fund would incur due to counterparty risk would be reduced by approximately $8,000 due to the master netting agreement. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Fund if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at May 31, 2013 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative
Forward foreign currency exchange contracts	$8,310	(1)	$(76,332	)(2)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized depreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

17

Parametric Currency Fund

May 31, 2013

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended May 31, 2013 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward foreign currency exchange contracts	$12,739	(1)	$(111,732	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended May 31, 2013, which is indicative of the volume of this derivative type, was approximately $3,522,000.

10  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended May 31, 2013.

11  Currency Risk

Use of currency instruments by the Fund, including forward foreign currency exchange contracts, may involve substantial currency risk. The value of foreign currencies as measured in U.S. dollars may be unpredictably affected by changes in foreign currency rates and exchange control regulations, application of foreign tax laws (including withholding tax), governmental administration of economic or monetary policies (in the U.S. or abroad), intervention (or the failure to intervene) by U.S. or foreign governments or central banks, and relations between nations. A devaluation of a currency by a country’s government or banking authority will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

18

Parametric Currency Fund

May 31, 2013

Notes to Financial Statements (Unaudited) — continued

At May 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Short-Term Investments —
U.S. Treasury Obligations	$—	$3,098,264	$—	$3,098,264
Other	—	853,824	—	853,824

Total Investments	$—	$3,952,088	$—	$3,952,088
Forward Foreign Currency Exchange Contracts	$—	$8,310	$—	$8,310

Total	$—	$3,960,398	$—	$3,960,398

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(76,332)	$—	$(76,332)

Total	$—	$(76,332)	$—	$(76,332)

The Fund held no investments or other financial instruments as of November 30, 2012 whose fair value was determined using Level 3 inputs. At May 31, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

13  Name Change

Effective March 1, 2013, the name of Parametric Currency Fund was changed from Eaton Vance Parametric Structured Currency Fund.

19

Parametric Currency Fund

May 31, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 22, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

20

Parametric Currency Fund

May 31, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Parametric Currency Fund (formerly Eaton Vance Parametric Structured Currency Fund) (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. With respect to the Sub-adviser, the Board evaluated, where relevant, the abilities and experience of such personnel in making investments that provide exposure to non-U.S. currencies, such as investments in currency-linked derivatives including forward contracts, futures contracts, put and call options, and swaps. In particular, the Board noted the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

21

Parametric Currency Fund

May 31, 2013

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds approved by the Board. In light of the Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

22

Parametric Currency Fund

May 31, 2013

Officers and Trustees

Officers of Parametric Currency Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Parametric Currency Fund

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

23

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

24

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

5909-7/13	PPASCURSRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	July 9, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 9, 2013

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	July 9, 2013